LAND USE RIGHTS, NET (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY
Land use rights		38,228	36,399
Accumulated amortization		(5,023)	(4,081)
Total	$ 5,401	33,205	32,318